Employee stock incentive plans (Details 5) - INR (₨)	1 Months Ended
	Jan. 31, 2019	Sep. 21, 2018	Jul. 26, 2018	May 21, 2018	Jul. 10, 2017	May 11, 2017
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	32.92%	33.98%	34.89%	32.97%	30.86%	30.08%
Exercise price	₨ 5.00		₨ 5.00		₨ 5.00	₨ 5.00
Option life	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Risk-free interest rate	7.00%	7.90%	7.47%	7.46%	6.48%	6.69%
Expected dividends	0.74%	0.78%	0.94%	1.06%	0.77%	0.77%
Grant date share price	₨ 2,720.80	₨ 2,556.25	₨ 2,132.75	₨ 1,893.05	₨ 2,726.20	₨ 2,594.00
Bottom of range [member]
Weighted average inputs used in the fair value of options granted [Line Items]
Exercise price		5.00		5.00
Top of range [member]
Weighted average inputs used in the fair value of options granted [Line Items]
Exercise price		₨ 2,607		₨ 1,982